INVESTMENT SECURITIES - Portions of Investment Securities (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
Investment Securities
Investment on debt securities	[1]	R$ 219.1	R$ 192.9
Non-current investment securities		219.1	192.9
Financial assets at fair value through profit or loss		454.5	1,914.6
Current investment securities		454.5	1,914.6
Total		R$ 673.6	R$ 2,107.5

[1]	The balance refers substantially to financial investments linked to tax incentives that do not have immediate convertibility into a known amount of cash.